Deferred income for government grants	12 Months Ended
Dec. 31, 2019
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Deferred income for government grants
24	Deferred income for government grants
Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Balance at beginning of year	13,002	13,771
Additions	2,493	292
Credit to profit or loss	(1,626)	(1,061)

Balance at end of year	13,869	13,002

Government grants are related to benefits the Group obtained in 2019 and previous years from the Italian government as part of the incentive programs for under-industrialised regions in Southern Italy. They have been received to compensate the Group for the purchase of certain items of property, plant and equipment and for certain expenses mainly related to research projects. There are no unfulfilled conditions or contingencies attached to these grants. Deferred income for grants related to property, plant and equipment are credited to profit or loss on a straight-line basis over the expected lives of the related assets. Deferred income for grants related to expenses are credited to profit or loss in the periods in which the costs are recognised.